Transactions with Related Parties - Additional information - Capital Product Partners L.P. (Details) - Capital Product Partners, L.P. ("CPLP") - USD ($)		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Manager Fee, Percentage of Gross Purchase or Sale	1.00%
Manager Fee, Percentage of Gross Charter Revenues	1.25%
Manager Fee, Commercial Services Fee				$ 360
Fixed fee management agreement
Related Party Transaction [Line Items]
Management Fees		$ 117	$ 488	978
Floating fee management agreement
Related Party Transaction [Line Items]
Management Fees		7,262	5,663	4,535
Crude management agreement
Related Party Transaction [Line Items]
Management Fees		$ 1,065	$ 1,041	$ 1,020
Manager Fee, Percentage of Gross Purchase or Sale		1.00%
Manager Fee, Percentage of Gross Charter Revenues		1.25%
Termination Fee		$ 10,347